UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2011

Date of reporting period: October 31, 2010

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 27.8%
Amsterdam Funding
0.300%, 01/04/11	$375	$375
Argento Variable Funding LLC
0.431%, 11/02/10	3,000	3,000
0.421%, 11/08/10	2,000	2,000
0.320%, 11/23/10 to 11/29/10	2,000	2,000
Atlantis One Funding
0.552%, 01/18/11	2,000	1,998
0.401%, 02/04/11	3,000	2,997
Cancara Asset Securitisation LLC
0.380%, 11/10/10	5,000	4,999
0.300%, 12/08/10 to 01/18/11	4,000	3,998
0.310%, 12/14/10	1,000	1,000
Coca-Cola
0.371%, 01/03/11	5,000	4,997
Falcon Asset Securitization LLC
0.480%, 01/21/11	1,000	999
0.401%, 02/02/11	1,000	999
FCAR Owner Trust
0.400%, 11/01/10	1,000	1,000
0.290%, 12/01/10 to 12/02/10	3,000	2,999
0.300%, 01/03/11	2,000	1,999
0.300%, 01/04/11	2,000	1,999
0.451%, 04/05/11	500	499
General Electric Capital
0.478%, 01/18/11	3,000	2,997
0.310%, 03/01/11	1,000	999
Gotham Funding
0.320%, 11/10/10	1,000	1,000
0.301%, 01/05/11	500	500
Grampian Funding LLC
0.431%, 11/02/10	3,000	3,000
0.381%, 11/10/10	1,000	1,000
Jupiter Securitization LLC
0.481%, 01/21/11	8,000	7,991
0.401%, 02/02/11	1,000	999
LMA Americas LLC
0.380%, 11/08/10 to 11/15/10	1,300	1,300
Manhattan Asset Funding LLC
0.300%, 01/05/11 to 01/10/11	6,000	5,997
MetLife Short Term Funding LLC
0.334%, 01/03/11	3,000	2,998
0.330%, 01/10/11	1,000	999
Prudential PLC
0.370%, 01/20/11	2,000	1,998
0.330%, 01/25/11	1,000	999
Royal Bank of Scotland Group PLC
0.350%, 12/13/10 (C)	6,000	5,998
Royal Park Investment Funding
0.304%, 12/13/10	1,000	1,000
0.321%, 12/29/10	2,000	1,999
0.310%, 01/12/11 to 01/13/11	4,000	3,997
Sheffield Receivables
0.310%, 01/05/11	2,000	1,999
0.371%, 03/01/11 to 03/02/11	1,500	1,498

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Shell International Finance
0.451%, 01/03/11	$3,000	$2,998
Thunder Bay Funding LLC
0.310%, 04/01/11	500	499
Total Capital Canada
0.471%, 01/13/11 to 01/14/11	2,000	1,998
Toyota Credit Canada
0.330%, 01/05/11	1,000	999
0.320%, 01/12/11	1,000	999
0.340%, 01/19/11	500	500
Toyota Financial Services de Puerto Rico
0.350%, 12/13/10	1,500	1,499
0.310%, 01/03/11	1,000	999
0.401%, 04/15/11	3,000	2,994
Toyota Motor Credit
0.491%, 11/12/10	1,500	1,500
0.330%, 01/19/11 to 01/20/11	3,000	2,998
0.351%, 03/07/11	2,000	1,997
0.361%, 04/07/11 to 04/08/11	4,000	3,994
Victory Receivables
0.300%, 01/05/11	1,000	999

Total Commercial Paper (Cost $112,099) ($ Thousands)		112,099

CERTIFICATES OF DEPOSIT — 20.1%
Bank of Nova Scotia
0.450%, 01/18/11	2,000	2,000
Barclays Bank PLC
0.420%, 02/14/11	2,000	2,000
0.430%, 02/15/11	1,000	1,000
0.370%, 03/28/11	3,000	3,000
0.360%, 04/21/11	4,000	4,000
BNP Paribas
0.590%, 11/16/10	1,000	1,000
0.430%, 03/07/11	3,000	3,000
0.440%, 03/14/11	5,000	5,000
0.430%, 03/21/11	3,000	3,000
Caisse des Depots
0.405%, 01/07/11	1,000	1,000
0.440%, 02/18/11	4,000	4,000
0.420%, 02/23/11	1,000	1,000
0.440%, 03/10/11	2,000	2,000
Credit Agricole
0.350%, 03/01/11	7,000	7,000
Credit Agricole Corporate and Investment Bank
0.520%, 11/01/10	4,000	4,000
Credit Industriel et Commercial
0.480%, 11/05/10	3,000	3,000
0.385%, 11/10/10	1,000	1,000
0.420%, 11/16/10	2,000	2,000
0.435%, 01/04/11	3,000	3,000
Nordea Bank Finland PLC
0.540%, 01/10/11	2,000	2,000
0.470%, 01/28/11	1,000	1,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rabobank Nederland
0.570%, 01/10/11	$2,000	$2,000
0.410%, 02/04/11	1,000	1,000
Royal Bank of Canada
0.310%, 03/07/11	1,000	1,000
Societe Generale
0.320%, 02/01/11	7,500	7,500
Sumitomo Mitsui Banking
0.280%, 01/05/11	2,000	2,000
0.280%, 02/01/11	7,500	7,500
Svenska Handlesbanken
0.480%, 12/09/10	1,000	1,000
UBS
0.390%, 02/24/11	1,500	1,500
0.360%, 04/07/11	1,000	1,000
US Bank
0.250%, 11/29/10	1,750	1,750

Total Certificates of Deposit (Cost $81,250) ($ Thousands)		81,250

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
FFCB
0.199%, 01/20/11 (A)	2,000	2,000
FHLB
0.218%, 11/05/10 (A)	3,000	3,000
FHLB DN
0.183%, 01/14/11 (D)	2,000	1,999
FHLMC
0.340%, 01/07/11 (A)	8,000	8,001
FHLMC DN
0.311%, 11/10/10 (D)	1,000	1,000
0.251%, 01/31/11 (D)	1,000	999
FHLMC DN, Ser RB
0.300%, 11/23/10 (D)	2,000	2,000
0.250%, 01/18/11 (D)	3,000	2,998
0.220%, 02/22/11 (D)	1,000	999
FHLMC MTN
0.362%, 12/09/10 (A)	13,000	13,010
0.337%, 01/28/11 (A)	1,000	1,001
FHLMC, Ser 1
0.204%, 11/01/10 (A)	5,000	5,000
FNMA DN
0.200%, 01/18/11 (D)	1,000	1,000
0.250%, 01/19/11 (D)	2,000	1,999
0.180%, 02/14/11 (D)	2,000	1,999
0.210%, 02/23/11 (D)	1,000	999

Total U.S. Government Agency Obligations (Cost $48,004) ($ Thousands)		48,004

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bills (A)
0.220%, 12/30/10	2,000	1,999
0.205%, 01/06/11	1,000	1,000
U.S. Treasury Notes
1.250%, 11/30/10	1,000	1,001

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.875%, 02/28/11	$1,500	$1,503
4.500%, 02/28/11	1,000	1,014

Total U.S. Treasury Obligations (Cost $6,517) ($ Thousands)		6,517

MUNICIPAL BONDS — 1.5%

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.237%, 11/04/10 (D)	500	500

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.237%, 11/04/10 (D)	1,685	1,685
Iowa State, Finance Authority, Ser G, RB
0.240%, 11/04/10 (D)	100	100

		1,785

Kentucky — 0.5%
Kentucky State, Housing Development Authority, Ser J, RB
0.320%, 11/04/10 (D)	2,000	2,000

New Mexico — 0.1%
New Mexico State, Finance Authortiy, Sub-Ser D, GO
0.260%, 11/04/10 (D)	300	300

Texas — 0.3%
Texas State, Ser A-2, GO
0.247%, 11/03/10 (D)	1,000	1,000

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.320%, 11/03/10 (D)	500	500

Total Municipal Bonds (Cost $6,085) ($ Thousands)		6,085

REPURCHASE AGREEMENTS (E) — 37.1%
Barclays Capital
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $35,000,671 (collateralized by U.S. Treasury note, par value $35,407,400, 1.000%, 07/31/11, with total market value $35,700,065)	35,000	35,000

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas
0.350%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $6,000,175 (collateralized by various corporate obligations*, ranging in par value $106,982-$5,000,000, 3.750%- 6.150%, 07/15/11-02/01/17, with total market value $6,300,001)	$6,000	$6,000
BNP Paribas
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $35,000,671 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $396,312- $13,034,899, 1.875%-5.500%, 12/20/31-09/20/40, with total market value $35,700,000)	35,000	35,000
Deutsche Bank
0.320%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $1,000,027 (collateralized by Computer Sciences, par value $964,416, 5.500%, 03/15/13, with total market value $1,050,000)	1,000	1,000
Deutsche Bank
0.270%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $3,000,068 (collateralized by Belmont Funding, par value $3,090,093, 0.000%, 11/01/10, with total market value $3,090,000)	3,000	3,000
Goldman Sachs
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $31,554,605 (collateralized by various FHLMC/FNMA obligations, ranging in par value $2,413,579- $14,721,155, 4.500%-6.000%, 05/01/19-09/01/38, with total market value $32,185,697)	31,554	31,554
JPMorgan Chase
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $3,000,736 (collateralized by Life Technologies, par value $2,785,000, 6.000%, 03/01/20, with total market value $3,150,773)	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBS
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $35,001,286 (collateralized by U.S. Treasury note, par value $30,955,000, 4.125%, 05/15/15, with total market value $35,701,311)	$35,000	$35,000

Total Repurchase Agreements (Cost $149,554) ($ Thousands)		149,554

Total Investments — 100.0% (Cost $403,509) ($ Thousands) †		$403,509

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2010, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	Arcelormittal	3.750%	08/05/15	$843
	Alcoa	5.550	02/01/17	107
	Lafarge	6.150	07/15/11	5,000

Percentages are based on Net Assets of $403,511 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.4%
FFCB
0.246%, 11/01/10 (A)	$10,000	$9,997
FHLB
0.218%, 11/05/10 (A)	35,000	35,000
0.260%, 01/14/11 to 02/04/11	47,000	46,997
1.625%, 01/21/11 to 07/27/11	11,575	11,658
0.750%, 03/18/11	600	601
0.200%, 04/29/11	18,000	17,998
FHLB, Ser 2
3.000%, 12/10/10	15,000	15,044
FHLMC
0.340%, 01/07/11 (A)	63,000	63,007
4.750%, 01/18/11	9,000	9,087
3.250%, 02/25/11	4,080	4,118
2.750%, 04/11/11	5,000	5,056
1.625%, 04/26/11	8,000	8,054
FHLMC DN
0.170%, 01/04/11 (B)	15,000	14,995
0.220%, 01/05/11 to 04/12/11 (B)	67,000	66,958
0.190%, 01/10/11 (B)	31,000	30,989
0.210%, 02/25/11 (B)	10,000	9,993
0.230%, 03/01/11 (B)	10,000	9,992
0.215%, 04/04/11 (B)	25,000	24,977
0.200%, 04/25/11 (B)	15,000	14,985
FHLMC MTN
0.362%, 12/09/10 (A)	50,000	50,037
FHLMC, Ser 1
0.326%, 11/01/10 (A)	35,000	35,000
FNMA
2.750%, 04/11/11	22,052	22,296
1.375%, 04/28/11	9,418	9,471
FNMA DN
0.260%, 11/03/10 (B)	25,000	25,000
0.217%, 02/02/11 (B)	30,000	29,983
0.210%, 04/20/11 (B)	7,891	7,883
0.220%, 04/25/11 to 04/26/11 (B)	15,000	14,984

Total U.S. Government Agency Obligations (Cost $594,160) ($ Thousands)		594,160

REPURCHASE AGREEMENTS (C) — 47.6%
Barclays Capital
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $40,000,767 (collateralized by U.S. Treasury note, par value $39,237,200, 1.750%, 01/31/14, with total market value $40,800,013)	40,000	40,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $63,001,208 (collateralized by various corporate obligations*, ranging in par value $27,960,175- %35,447,362, 1.625%-2.125%, 07/15/11-06/22/12, with total market value $64,890,001)	$63,000	$63,000
Deutsche Bank
0.210%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $59,168,035 (collateralized by FHLMC obligation, par value $59,613,000, 3.500%, 08/17/20, with total market value $60,351,009)	59,167	59,167
Deutsche Bank
0.210%, dated 10/27/10, to be repurchased on 12/17/10, repurchase price $10,002,975 (collateralized by various FHLMC/FNMA obligations, ranging in par value $3,051,000- $8,447,000, 0.000%-1.400%, 07/01/17-07/13/26, with total market value $10,200,103) (D)	10,000	10,000
Deutsche Bank
0.210%, dated 10/08/10, to be repurchased on 01/06/11, repurchase price $20,010,500 (collateralized by various FHLMC/FNMA obligations, ranging in par value $3,826,000- $10,500,000, 0.000%-5.0950%, 11/26/12-05/24/30, with total market value $20,400,516) (D)	20,000	20,000
Deutsche Bank
0.210%, dated 10/27/10, to be repurchased on 01/27/11, repurchase price $11,005,903 (collateralized by various FHLMC obligations, ranging in par value $5,174,000-$6,009,000, 0.515%-1.400%, 11/26/12- 07/26/13, with total market value $11,220,930) (D)	11,000	11,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.240%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $63,001,260 (collateralized by various corporate obligations*, ranging in par value $10,767,601- $51,811,374, 2.125%-3.000%, 12/09/11-05/30/12, with total market value $64,891,298)	$63,000	$63,000
Goldman Sachs
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $200,003,667 (collateralized by FHLMC obligation, par value $203,451,000, 0.000%, 12/12/12, with total market value $204,004,387)	200,000	200,000
JPMorgan Chase
0.210%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $19,001,769 (collateralized by various GNMA obligations, ranging in par value $1,646,867-$6,691,446, 4.350%-7.000%, 04/20/29- 08/15/49, with total market value $19,381,805)	19,000	19,000
Morgan Stanley
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $55,001,054 (collateralized by GE Capital, par value $54,635,235, 2.000%, 06/08/12, with total market value $56,650,000)	55,000	55,000

Total Repurchase Agreements (Cost $540,167) ($ Thousands)		540,167

Total Investments — 100.0% (Cost $1,134,327) ($ Thousands) †		$1,134,327

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2010, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	Goldman Sachs	1.625%	07/15/11	$35,447
	JPMorgan Chase	2.125	06/22/12	27,960
Goldman Sachs	Citigroup	2.125	05/30/12	51,811
	GE Capital	3.000	12/09/11	10,768

Percentages are based on Net Assets of $1,134,688 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Security considered illiquid. The total value of such securities as of October 31, 2010 was $41,000 ($ Thousands) and represented 3.61% of Net Assets.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 93.6%
FFCB
0.246%, 11/01/10 (A)	$15,000	$14,996
2.875%, 02/14/11	1,000	1,008
FHLB
0.375%, 11/05/10 to 03/18/11	18,000	18,002
0.218%, 11/07/10 (A)	72,000	72,000
0.280%, 11/17/10	10,000	10,000
0.500%, 11/23/10	10,000	10,002
0.330%, 12/10/10	10,000	10,001
0.260%, 01/14/11	12,000	11,999
0.250%, 01/27/11	11,500	11,500
0.210%, 02/28/11 to 03/14/11	38,000	37,998
2.875%, 03/11/11	6,000	6,057
3.250%, 03/11/11	2,000	2,022
0.750%, 03/18/11	10,000	10,020
0.520%, 04/12/11	5,000	5,007
0.700%, 04/18/11	2,000	2,004
0.200%, 04/20/11	23,000	22,998
FHLB DN
0.100%, 11/01/10 (B)	76,368	76,368
0.180%, 11/02/10 to 01/26/11 (B)	82,000	81,978
0.146%, 11/03/10 (B)	77,000	76,999
0.164%, 11/10/10 (B)	33,000	32,999
0.176%, 11/12/10 to 12/03/10 (B)	243,763	243,745
0.172%, 11/17/10 (B)	31,000	30,998
0.175%, 11/19/10 (B)	92,157	92,149
0.168%, 12/10/10 (B)	50,000	49,991
0.185%, 12/15/10 (B)	72,303	72,287
0.190%, 12/17/10 to 03/14/11 (B)	19,000	18,992
0.326%, 01/05/11 (B)	20,000	19,994
0.160%, 01/07/11 (B)	18,000	17,995
0.251%, 01/21/11 (B)	111,000	110,946
0.205%, 02/23/11 (B)	18,000	17,988
0.180%, 03/07/11 (B)	1,000	999
0.210%, 03/23/11 (B)	3,000	2,997
0.220%, 03/30/11 (B)	17,000	16,984
FHLB, Ser 1
0.330%, 12/10/10	3,000	3,000
FHLB, Ser 2
3.000%, 12/10/10	10,000	10,029
FHLB, Ser 3
0.280%, 11/10/10	15,000	15,000

Total U.S. Government Agency Obligations (Cost $1,238,052) ($ Thousands)		1,238,052

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bills (A)
0.150%, 12/16/10	$33,000	$32,994
U.S. Treasury Notes
1.250%, 11/30/10	39,898	39,932
1.125%, 06/30/11	12,000	12,071

Total U.S. Treasury Obligations (Cost $84,997) ($ Thousands)		84,997

Total Investments — 100.0% (Cost $1,323,049) ($ Thousands) †		$1,323,049

Percentages are based on Net Assets of $1,323,444 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 37.1%
Amsterdam Funding
0.300%, 01/04/11	$6,000	$5,997
Argento Variable Funding LLC
0.431%, 11/02/10	16,000	16,000
0.320%, 11/23/10 to 11/29/10	22,750	22,745
Atlantis One Funding
0.552%, 01/18/11	21,000	20,975
0.401%, 02/04/11	36,000	35,962
Cancara Asset Securitisation LLC
0.380%, 11/10/10	55,000	54,995
0.330%, 12/02/10	8,000	7,998
0.300%, 12/08/10 to 01/18/11	26,750	26,735
0.310%, 12/14/10	12,400	12,395
Coca-Cola
0.371%, 01/03/11	22,000	21,986
Falcon Asset Securitization LLC
0.450%, 01/25/11	5,000	4,995
0.401%, 02/02/11	4,750	4,745
FCAR Owner Trust
0.290%, 12/01/10 to 12/02/10	38,000	37,990
0.300%, 01/03/11	26,000	25,986
0.300%, 01/04/11 to 01/05/11	127,600	127,532
General Electric Capital
0.478%, 01/18/11	30,000	29,969
0.310%, 03/01/11	10,000	9,990
Gotham Funding
0.300%, 11/30/10	3,000	2,999
0.310%, 12/01/10	11,500	11,497
0.301%, 01/05/11	9,000	8,995
Grampian Funding LLC
0.431%, 11/02/10	31,000	31,000
0.320%, 12/06/10	43,000	42,987
ING US Funding LLC
0.320%, 11/05/10	5,000	5,000
Jupiter Securitization LLC
0.481%, 01/21/11	44,700	44,652
0.401%, 02/02/11	11,750	11,738
Manhattan Asset Funding LLC
0.300%, 01/05/11 to 01/10/11	46,000	45,974
MetLife Short Term Funding LLC
0.334%, 01/03/11	25,750	25,735
0.330%, 01/10/11	12,000	11,992
Prudential PLC
0.370%, 01/20/11	16,000	15,987
0.330%, 01/25/11	10,000	9,992
Royal Bank of Scotland Group PLC
0.350%, 12/13/10	59,000	58,976
0.345%, 12/14/10	45,000	44,981
0.330%, 12/17/10	25,000	24,989
Royal Park Investment Funding
0.310%, 12/08/10 to 01/13/11	59,600	59,564
0.304%, 12/13/10 (C)	15,000	14,995

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.321%, 12/29/10	$27,000	$26,986
Sheffield Receivables
0.300%, 01/03/11	11,000	10,994
0.300%, 01/04/11	2,000	1,999
0.310%, 01/05/11	30,000	29,983
0.371%, 03/01/11 to 03/02/11	28,000	27,965
Shell International Finance
0.451%, 01/03/11	32,000	31,975
Surrey Funding
0.320%, 01/11/11	5,000	4,997
Thunder Bay Funding LLC
0.310%, 04/01/11	5,000	4,993
Total Capital Canada
0.471%, 01/13/11 to 01/14/11	22,000	21,979
Toyota Credit Canada
0.330%, 01/05/11	5,000	4,997
0.320%, 01/12/11	8,750	8,744
0.340%, 01/19/11	6,000	5,996
Toyota Motor Credit
0.491%, 11/12/10	16,000	15,998
0.350%, 12/03/10	39,950	39,938
0.330%, 01/14/11 to 01/20/11	82,000	81,941
0.330%, 01/28/11	16,000	15,987
0.361%, 04/07/11 to 04/08/11	34,000	33,946
Victory Receivables
0.300%, 01/05/11	10,000	9,995
Windmill Funding I
0.320%, 01/04/11	31,000	30,982

Total Commercial Paper (Cost $1,349,443) ($ Thousands)		1,349,443

CERTIFICATES OF DEPOSIT — 21.6%
Bank of Nova Scotia
0.450%, 01/18/11	19,000	19,000
Barclays Bank PLC
0.460%, 02/11/11	30,000	30,000
0.430%, 02/15/11	15,000	15,000
0.370%, 03/28/11	50,000	50,000
0.360%, 04/21/11	34,500	34,500
BNP Paribas
0.590%, 11/16/10	20,000	20,000
0.430%, 03/07/11	35,000	35,000
0.440%, 03/14/11	44,000	44,000
0.430%, 03/14/11	40,000	40,000
0.430%, 03/21/11	45,000	45,000
Caisse des Depots
0.370%, 12/01/10	25,000	25,000
0.405%, 01/07/11	14,000	14,001
0.420%, 02/23/11	7,900	7,900
0.440%, 03/10/11	23,000	23,000
Credit Agricole
0.350%, 03/01/11	36,000	36,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Agricole Corporate and Investment Bank
0.520%, 11/01/10	$30,000	$30,000
Credit Industriel et Commercial
0.480%, 11/05/10	25,000	25,000
0.440%, 11/08/10	5,000	5,000
0.420%, 11/16/10	10,000	10,000
0.435%, 01/04/11	87,000	87,000
Nordea Bank Finland PLC
0.540%, 01/10/11	26,000	26,000
0.470%, 01/28/11	11,750	11,751
Rabobank Nederland
0.570%, 01/10/11	26,000	26,000
Royal Bank of Canada
0.310%, 03/07/11	14,000	14,000
Societe Generale
0.320%, 02/01/11	45,100	45,100
Sumitomo Mitsui Banking
0.280%, 01/05/11	23,700	23,700
0.280%, 02/01/11	9,500	9,500
Svenska Handlesbanken
0.480%, 12/09/10	5,050	5,050
UBS
0.390%, 02/24/11	13,000	13,000
0.360%, 04/07/11	17,000	17,000

Total Certificates of Deposit (Cost $786,502) ($ Thousands)		786,502

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
FFCB
0.199%, 01/20/11 (D)	12,000	12,000
FHLB
0.218%, 11/05/10 (D)	24,000	24,000
FHLB DN
0.183%, 01/14/11 (B)	17,000	16,993
FHLMC
0.340%, 01/07/11 (D)	50,600	50,605
FHLMC DN
0.311%, 11/10/10 (B)	13,071	13,070
FHLMC DN, Ser RB
0.300%, 11/23/10 (B)	22,000	21,996
0.250%, 01/18/11 (B)	17,000	16,991
0.220%, 02/22/11 (B)	2,000	1,999
FHLMC MTN
0.362%, 12/09/10 (D)	90,000	90,070
0.337%, 01/28/11 (D)	2,000	2,001
FHLMC, Ser 1
0.326%, 11/01/10 (D)	35,000	35,001
FNMA DN
0.250%, 01/19/11 (B)	11,000	10,994
0.180%, 02/14/11 (B)	17,000	16,991

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.210%, 02/23/11 (B)	$12,000	$11,992

Total U.S. Government Agency Obligations (Cost $324,703) ($ Thousands)		324,703

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills (A)
0.205%, 01/06/11	40,000	39,985
U.S. Treasury Notes
1.250%, 11/30/10	11,000	11,009
4.500%, 02/28/11	8,000	8,113
0.875%, 02/28/11	16,000	16,035

Total U.S. Treasury Obligations (Cost $75,142) ($ Thousands)		75,142

MUNICIPAL BONDS — 1.1%

Colorado — 0.4%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.230%, 11/03/10 (D)	900	900
0.260%, 11/03/10 (D)	100	100
0.250%, 11/03/10 (D)	3,200	3,200
0.230%, 11/03/10 (D)	1,825	1,825
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.260%, 11/03/10 (D)	685	685
Colorado State, Housing & Finance Authority, Ser B1, RB
0.250%, 11/03/10 (D)	3,950	3,950
Colorado State, Housing & Finance Authority, Ser C1, RB
0.210%, 11/03/10 (D)	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.230%, 11/03/10 (D)	600	600
Colorado State, Housing & Finance Authority, Ser I, RB
0.260%, 11/03/10 (D)	680	680

		12,940

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.237%, 11/04/10 (D)	2,915	2,915

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.220%, 11/04/10 (D)	1,000	1,000
Iowa State, Finance Authority, Ser C, RB
0.237%, 11/04/10 (D)	10,820	10,820

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser M, RB
0.230%, 11/04/10 (D)	$900	$900

		12,720

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.260%, 11/03/10 (D)	1,460	1,460

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.260%, 11/04/10 (D)	3,600	3,600

Texas — 0.2%
Texas State, GO
0.290%, 11/02/10 (D)	1,820	1,820
0.300%, 11/02/10 (D)	3,300	3,300
Texas State, Small Business Project, Ser B, GO
0.260%, 11/04/10 (D)	585	585
Texas State, Ser A-2, GO
0.247%, 11/03/10 (D)	400	400
Texas State, Ser C, GO
0.250%, 11/03/10 (D)	1,000	1,000

		7,105

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.260%, 11/04/10 (D)	450	450
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.316%, 11/03/10 (D)	300	300

		750

Total Municipal Bonds (Cost $41,490) ($ Thousands)		41,490

REPURCHASE AGREEMENTS (E) — 29.2%
Barclays Capital
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $325,006,229 (collateralized by FHLMC obligation, par value $331,733,000, 0.000%, 04/11/11, with total market value $331,500,787)	325,000	325,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $200,003,833 (collateralized by various FHLMC/FNMA obligations, ranging in par value $45,291,487-$129,999,185, 3.401%-5.775%, 10/01/36- 07/01/40, with total market value $204,000,001)	$200,000	$200,000
Deutsche Bank
0.320%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $12,000,320 (collateralized by Hess, par value $9,462,292, 8.125%, 02/15/19, with total market value $12,600,001)	12,000	12,000
Deutsche Bank
0.270%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $26,000,585 (collateralized by various corporate obligations*, ranging in par value $926,024- $25,854,845, 0.000%-0.000%, 11/01/10-11/10/10, with total market value $26,780,000)	26,000	26,000
Goldman Sachs
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $273,005,233 (collateralized by various FHLMC/FNMA obligations, ranging in par value $1,348,180- $50,771,445, 2.701%-6.500%, 05/01/14-10/01/40, with total market value $278,465,337)	273,000	273,000
JPMorgan Chase
0.370%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $28,000,396 (collateralized by various corporate obligations*, ranging in par value $5,250,000- $7,387,000, 5.150%-8.910%, 05/15/15-03/01/20, with total market value $29,400,416)	28,000	28,000

3	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBS
0.230%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $200,001,635 (collateralized by various U.S. Treasury obligations, ranging in par value $59,623,000- $127,325,000, 2.750%-4.000%, 10/31/13-02/15/14, with total market value $204,001,673)	$200,000	$200,000

Total Repurchase Agreements (Cost $1,064,000) ($ Thousands)		1,064,000

Total Investments — 100.0% (Cost $3,641,280) ($ Thousands) †		$3,641,280

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2010, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Deutsche Bank	Belmont Funding	0.000%	11/01/10	$25,855
	Rheingold Securities	0.000	11/10/10	926
JPMorgan Chase	Centerpoint Energy	6.850	06/01/15	6,644
	Life Technologies	6.000	03/01/20	6,670
	Toll Bros Finance	8.910	10/15/17	5,250
	Toll Bros Finance	5.150	05/15/15	7,387

Percentages are based on Net Assets of $3,641,195 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bills (A)
0.220%, 12/30/10	$4,000	$3,999
0.205%, 01/06/11	15,000	14,994
0.190%, 03/17/11	5,000	4,996
0.200%, 03/24/11	8,000	7,994
0.185%, 04/07/11	5,000	4,996
U.S. Treasury Notes
1.250%, 11/30/10	10,000	10,008
0.875%, 12/31/10 to 05/31/11	58,000	58,142
4.500%, 02/28/11	7,000	7,099
1.125%, 06/30/11	5,000	5,029
5.125%, 06/30/11	11,000	11,358

Total U.S. Treasury Obligations (Cost $128,615) ($ Thousands)		128,615

REPURCHASE AGREEMENTS (B) — 76.5%
Barclays Capital
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $131,002,402 (collateralized by various U.S. Treasury obligations, ranging in par value $17,730,400-$111,733,700, 1.375%-3.000%, 02/15/13- 09/30/16, with total market value $133,620,042)	131,000	131,000
BNP Paribas
0.210%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $50,000,875 (collateralized by various U.S. Treasury obligations, ranging in par value $1,276,400-$9,748,900, 2.750%-9.875%, 11/30/12- 08/15/20, with total market value $51,000,055)	50,000	50,000
Citigroup
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $131,002,402 (collateralized by U.S. Treasury note, par value $121,881,100, 3.125%, 04/30/17, with total market value $133,620,098)	131,000	131,000
Deutsche Bank
0.210%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $50,329,881 (collateralized by U.S. Treasury bond, par value $47,774,300, 4.375%, 05/15/40, with total market value $51,335,585)	50,329	50,329

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank
0.220%, dated 09/01/10, to be repurchased on 12/01/10, repurchase price $15,008,342 (collateralized by various U.S. Treasury obligations, ranging in par value $192,200-$31,272,716, 0.000%-0.000%, 02/15/23- 09/15/28, with total market value $15,300,000) (C)	$15,000	$15,000

Total Repurchase Agreements (Cost $377,329) ($ Thousands)		377,329

Total Investments — 102.6% (Cost $505,944) ($ Thousands) †		$505,944

Percentages are based on Net Assets of $493,035 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Security considered illiquid. The total value of such securities as of October 31, 2010 was $15,000 ($ Thousands) and represented 3.04% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bills (A)
0.144%, 11/04/10 to 12/09/10	$81,000	$80,993
0.138%, 11/12/10	55,000	54,998
0.149%, 11/18/10 to 12/16/10	81,814	81,803
0.148%, 11/26/10	37,203	37,199
0.136%, 12/02/10	31,256	31,252
0.152%, 12/23/10	26,163	26,157
0.220%, 12/30/10	23,000	22,993
0.205%, 01/06/11	5,000	4,999
0.129%, 01/27/11	19,124	19,118
0.175%, 02/24/11	5,000	4,997
0.168%, 03/03/11	5,000	4,997
0.156%, 03/24/11	5,000	4,997
0.162%, 04/07/11	5,000	4,997
U.S. Treasury Notes
4.500%, 11/15/10 to 02/28/11	28,000	28,147
1.250%, 11/30/10	16,500	16,514
4.375%, 12/15/10	10,000	10,050
0.875%, 12/31/10 to 01/31/11	30,000	30,039
4.250%, 01/15/11	5,000	5,042

Total U.S. Treasury Obligations (Cost $469,292) ($ Thousands)		469,292

Total Investments — 99.8% (Cost $469,292) ($ Thousands) †		$469,292

Percentages are based on Net Assets of $470,124 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 46.1%

Agency Mortgage-Backed Obligations — 46.1%
FHLMC
7.375%, 09/01/18 (A)	$6	$6
7.287%, 03/01/19 (A)	22	22
7.250%, 01/01/18 to 09/01/20 (A)	43	44
7.125%, 07/01/18 to 11/01/20 (A)	15	16
7.000%, 02/01/16 to 11/01/18 (A)	30	31
6.875%, 07/01/18 (A)	19	19
6.750%, 09/01/16 to 01/01/17 (A)	11	11
6.625%, 02/01/16 to 06/01/18 (A)	8	8
6.500%, 07/01/16 to 01/01/17 (A)	14	15
6.000%, 06/01/21	1,214	1,331
5.000%, 06/01/25	20,198	21,568
4.500%, 07/01/23	9	10
2.797%, 06/01/24 (A)	56	59
2.694%, 06/01/24 (A)	113	118
2.665%, 12/01/23 (A)	2,264	2,370
2.658%, 05/01/24 (A)	61	61
2.628%, 07/01/24 (A)	21	22
2.618%, 12/01/23 (A)	153	160
2.596%, 06/01/17 (A)	31	33
2.560%, 04/01/19 to 05/01/19 (A)	49	51
2.552%, 07/01/20 (A)	4	5
2.547%, 04/01/22 (A)	52	52
2.510%, 02/01/19 (A)	27	28
2.503%, 04/01/29 (A)	105	108
2.477%, 04/01/29 (A)	47	49
2.375%, 03/01/19 (A)	31	32
2.125%, 02/01/17 (A)	3	3
1.875%, 04/01/16 to 03/01/17 (A)	12	13
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	616	627
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	384	393
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	335	342
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	338	344
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	226	227
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,196	1,228
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	4,000	4,344
FHLMC REMIC, Ser 3148, Cl CF
0.657%, 02/15/34 (A)	2,099	2,104
FHLMC REMIC, Ser 3153, Cl FX
0.607%, 05/15/36 (A)	565	566
FHLMC REMIC, Ser 3628, Cl PJ
4.500%, 01/15/40	16,539	17,933

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	$753	$884
FNMA
7.000%, 06/01/37	79	89
6.500%, 05/01/26 to 09/01/36	1,658	1,847
6.442%, 04/01/14	3,863	4,188
6.000%, 02/01/23 to 09/01/24	47,217	51,304
5.942%, 11/01/11	310	318
5.890%, 10/01/11	2,205	2,258
5.500%, 06/01/16 to 12/01/25	6,240	6,757
5.300%, 07/01/19	1,452	1,648
5.140%, 11/01/15	3,281	3,693
5.090%, 11/01/15	4,182	4,705
5.016%, 02/01/13	74	77
5.000%, 03/01/19 to 02/01/24	77,688	83,227
4.975%, 12/01/13	1,429	1,561
4.835%, 11/01/12	1,009	1,067
4.830%, 02/01/13	2,215	2,359
4.771%, 09/01/15	7,207	7,999
4.621%, 04/01/13	108	114
4.100%, 07/01/13	958	1,017
3.732%, 12/01/29 (A)	136	136
3.730%, 05/01/14	13,555	14,017
2.990%, 10/01/17	3,500	3,584
2.683%, 08/01/29 (A)	532	555
2.630%, 09/01/17	23,218	23,523
2.602%, 09/01/24 (A)	896	927
2.410%, 09/01/25 (A)	140	145
2.307%, 05/01/28 (A)	841	869
2.281%, 08/01/27 (A)	480	483
2.262%, 02/01/27 (A)	133	138
FNMA REMIC, Ser 1992-61, Cl FA
0.931%, 10/25/22 (A)	150	152
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	65	74
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	30	34
FNMA REMIC, Ser 1994-77, Cl FB
1.781%, 04/25/24 (A)	14	14
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	170	184
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	940	1,028
FNMA REMIC, Ser 2002-53, Cl FK
0.656%, 04/25/32 (A)	265	265
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	899	951
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	3,444	3,542

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	$250	$256
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	642	657
FNMA REMIC, Ser 2006-76, Cl QF
0.656%, 08/25/36 (A)	2,934	2,942
FNMA REMIC, Ser 2006-79, Cl DF
0.606%, 08/25/36 (A)	2,906	2,913
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	5,103	5,591
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	12,369	13,413
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	13,922
FNMA TBA
6.000%, 11/01/37	38,500	41,797
5.500%, 11/01/20	38,600	41,821
GNMA
7.500%, 02/15/11	2	2
6.500%, 04/15/17 to 02/20/39	3,044	3,392
6.000%, 06/15/16 to 09/15/19	484	529
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.994%, 09/16/35 (A)	206	35
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	1,360	1,360

Total Mortgage-Backed Securities (Cost $402,064) ($ Thousands)		408,716

U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Notes
1.000%, 03/31/12	125,100	126,385
0.625%, 06/30/12	105,200	105,722
0.375%, 09/30/12	18,400	18,413
0.500%, 10/15/13	23,000	22,998
2.625%, 08/15/20	10,750	10,760

Total U.S. Treasury Obligations (Cost $283,743) ($ Thousands)		284,278

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.1%
FHLB
3.250%, 09/12/14	13,400	14,559
2.750%, 03/13/15	6,000	6,401
FHLMC
2.500%, 04/23/14	67,600	71,549
FNMA
2.750%, 03/13/14	48,000	51,163
3.000%, 09/16/14	13,000	13,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 03/15/16	$24,800	$29,131

Total U.S. Government Agency Obligations (Cost $179,910) ($ Thousands)		186,802

REPURCHASE AGREEMENTS (B) — 5.7%
BNP Paribas
0.200%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $30,000,575 (collateralized by various GNMA obligations, ranging in par value $826,398-$1,787,701, 4.000%- 6.100%, 08/15/40-09/15/50, with total market value $30,600,001)	30,000	30,000
JPMorgan Chase
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $20,201,098 (collateralized by various FNMA obligations, ranging in par value $80,000-$20,020,259, 3.456%- 5.945%, 01/01/37-08/01/40, with total market value $20,605,121)	20,200	20,200

Total Repurchase Agreements (Cost $50,200) ($ Thousands)		50,200

Total Investments — 105.0% (Cost $915,917) ($ Thousands) †		$929,996

Futures - A summary of the open futures contracts held by the Fund at October 31, 2010, is as follows:

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(664)	Dec-2010	$(671)
U.S. 2-Year Treasury Note	1,042	Dec-2010	1,007
U.S. 5-Year Treasury Note	(208)	Dec-2010	(327)

			$9

*	Counterparty: Goldman Sachs

For the period ended October 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Short – Duration Government Fund

October 31, 2010

Percentages are based on Net Assets of $886,080 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2010, the tax basis cost of the Fund’s Investments was $915,917 ($ Thousands), and the unrealized appreciation and depreciation were $15,289 ($ Thousands) and ($1,210) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$408,716	$—	$408,716
U.S. Treasury Obligations	—	284,278	—	284,278
U.S. Government Agency Obligations	—	186,802	—	186,802
Repurchase Agreements	—	50,200	—	50,200

Total	$—	$929,996	$—	$929,996

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$9	$—	$—	$9

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Duration Government Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 48.2%

Agency Mortgage-Backed Obligations — 48.2%
FHLMC
6.500%, 01/01/18 to 12/01/32	$293	$330
6.000%, 09/01/24	958	1,053
5.500%, 06/01/19 to 12/01/20	584	636
5.000%, 03/01/23 to 06/01/25	2,851	3,040
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	12	12
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	214	224
FHLMC REMIC, Ser 2003-2586, Cl NK
3.500%, 08/15/16	33	33
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,780	3,027
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	373	377
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	865	904
FHLMC REMIC, Ser 2004-2802, Cl PF
0.688%, 09/15/33 (A)	834	835
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	193	197
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	117	119
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,412
FNMA
9.500%, 05/01/18	29	31
6.500%, 03/01/33 to 10/01/34	172	194
6.450%, 10/01/18	564	645
6.000%, 02/01/23 to 10/01/38	9,027	9,818
5.931%, 02/01/12	558	580
5.920%, 06/01/14	481	535
5.680%, 06/01/17	554	630
5.626%, 12/01/11	1,548	1,600
5.500%, 03/01/14 to 12/01/25	3,368	3,644
5.034%, 08/01/15	378	423
5.016%, 02/01/13	192	200
5.000%, 02/01/13 to 02/01/24	19,750	21,185
4.771%, 09/01/15	1,261	1,400
4.360%, 12/01/15	987	1,072
3.790%, 07/01/13	1,048	1,105
2.990%, 10/01/17	3,300	3,379
2.630%, 09/01/17	5,682	5,757
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	240	260
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	861	885
FNMA REMIC, Ser 2006-79, Cl DF
0.606%, 08/25/36 (A)	513	514

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	$888	$972
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,431	1,552
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,353
FNMA TBA
5.500%, 11/01/20	20,000	21,669
4.000%, 11/12/39	14,000	14,433
GNMA
8.750%, 07/20/17	9	9
8.500%, 11/20/16 to 08/20/17	44	49
7.500%, 11/15/25 to 03/15/27	40	46
6.000%, 09/15/24	675	749
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	330	330

Total Mortgage-Backed Securities (Cost $107,581) ($ Thousands)		109,218

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Notes
2.250%, 05/31/14 (B)	45,100	47,580
2.500%, 03/31/15 (B)	6,200	6,607
2.625%, 08/15/20	17,600	17,617

Total U.S. Treasury Obligations (Cost $71,438) ($ Thousands)		71,804

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.6%
FHLB
2.750%, 03/13/15	15,400	16,429
FNMA
2.750%, 03/13/14	12,050	12,844
3.000%, 09/16/14	650	700
5.000%, 03/15/16	10,300	12,099

Total U.S. Government Agency Obligations (Cost $41,049) ($ Thousands)		42,072

ASSET-BACKED SECURITY — 0.3%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	777	830

Total Asset-Backed Security (Cost $777) ($ Thousands)		830

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Duration Government Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 16.5%
BNP Paribas
0.200%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $27,700,531 (collateralized by various FNMA/GNMA obligations, ranging in par value $613,965-$2,142,758, 5.000%-6.000%, 11/01/33- 09/15/49, with total market value $28,254,001)	$27,700	$27,700
Credit Suisse
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $9,700,612 (collateralized by various FNMA obligations, ranging in par value $530,000-$1,656,696, 4.500%-7.000%, 09/01/18-06/01/40, with total market value $9,894,624)	9,700	9,700

Total Repurchase Agreements (Cost $37,400) ($ Thousands)		37,400

Total Investments — 115.3% (Cost $258,245) ($ Thousands) †		$261,324

Futures - A summary of the open futures contracts held by the Fund at October 31, 2010, is as follows:

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(308)	Dec-2010	$(223)
U.S. 2-Year Treasury Note	(48)	Dec-2010	(47)
U.S. 5-Year Treasury Note	789	Dec-2010	1,237

			$967

*	Counterparty: Goldman Sachs

For the period ended October 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $226,602 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2010, the tax basis cost of the Fund’s Investments was $258,245 ($ Thousands), and the unrealized appreciation and depreciation were $3,407 ($ Thousands) and ($328) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$109,218	$—	$109,218
U.S. Treasury Obligations	—	71,804	—	71,804
U.S. Government Agency Obligations	—	42,072	—	42,072
Repurchase Agreements	—	37,400	—	37,400
Asset-Backed Security	—	830	—	830

Total	$—	$261,324	$—	$261,324

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$967	$—	$—	$967

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.1%

Agency Mortgage-Backed Obligations — 98.1%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.894%, 11/15/10 (A)	$829	$111
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.364%, 11/15/10 (A)	1,374	199
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.174%, 11/15/10 (A)	5,086	770
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.194%, 11/15/10 (A)	4,311	589
FHLMC REMIC, Ser 2010-3631, IO
6.194%, 11/15/10 (A)	18,339	2,598
FNMA
8.000%, 09/01/14 to 09/01/28	162	186
7.000%, 08/01/29 to 09/01/32	331	378
6.500%, 09/01/32	132	149
FNMA TBA
6.000%, 11/01/37	10,100	10,965
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	32	37
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	64	73
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,652
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.154%, 11/25/10 (A)	10,689	1,596
GNMA
10.000%, 05/15/16 to 04/15/20	20	22
9.500%, 11/15/16 to 11/15/20	59	66
9.000%, 12/15/17 to 05/15/22	162	185
8.500%, 10/15/16 to 06/15/17	46	48
8.000%, 04/15/17 to 03/15/32	670	777
7.750%, 10/15/26	44	52
7.500%, 02/15/27 to 10/15/35	377	435
7.250%, 01/15/28	151	175
7.000%, 04/15/19 to 06/20/38	6,267	7,216
6.750%, 11/15/27	48	56
6.500%, 02/15/11 to 05/15/40	8,879	9,983
6.000%, 07/15/24 to 10/15/39	12,477	13,737
5.500%, 10/15/32 to 12/15/38 (B)	16,530	18,077
5.000%, 04/15/33 to 06/15/40 (B)	26,941	29,123
4.500%, 08/15/33 to 10/15/40	6,418	6,834

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	$920	$1,015
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	5,036	442
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.994%, 09/16/35 (A)	5,068	865
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,968
GNMA TBA
6.500%, 11/01/33	22,700	25,257
6.000%, 11/01/33	50,600	55,526
5.500%, 11/01/33	37,000	40,139
5.000%, 11/01/39	31,000	33,286
4.500%, 11/22/33 to 11/15/39	70,600	74,936
4.000%, 11/01/39	9,100	9,458

Total Mortgage-Backed Securities (Cost $341,194) ($ Thousands)		349,981

REPURCHASE AGREEMENTS (C) — 71.7%
Credit Suisse
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $82,802,020 (collateralized by various FNMA obligations, ranging in par value $895,126-$76,460,000, 5.500%-8.000%, 03/01/12-06/01/37, with total market value $84,458,063)	82,800	82,800
JPMorgan Chase
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $80,402,528 (collateralized by various FNMA obligations, ranging in par value $39,325,000-$39,681,394, 4.000%-4.500%, 06/01/30-09/01/40, with total market value $82,010,577)	80,400	80,400
UBS
0.220%, dated 10/29/10, to be repurchased on 11/01/10, repurchase price $92,301,692 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $1,000-$1,568,032, 4.000%-7.000%, 08/15/33-09/15/40, with total market value $94,146,001)	92,300	92,300

Total Repurchase Agreements (Cost $255,500) ($ Thousands)		255,500

Total Investments — 169.8% (Cost $596,694) ($ Thousands) †		$605,481

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

October 31, 2010

Futures - A summary of the open futures contracts held by the Fund at October 31, 2010, is as follows:

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	277	Dec-2010	$283
U.S. 2-Year Treasury Note	(93)	Dec-2010	(17)

			$266

*	Counterparty: Goldman Sachs

For the period ended October 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $356,511 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2010, the tax basis cost of the Fund's Investments was $596,694 ($ Thousands), and the unrealized appreciation and depreciation were $9,653 ($ Thousands) and ($866) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$349,981	$—	$349,981
Repurchase Agreements	—	255,500	—	255,500

Total	$—	$605,481	$—	$605,481

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures	$266	$—	$—	$266

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ASSET-BACKED SECURITIES — 31.4%

Automotive — 23.2%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	$4,315	$4,403
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	2,665	2,694
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	2,300	2,317
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	885	893
Ally Auto Receivables Trust, Ser 2009-B, Cl A2
1.210%, 06/15/12 (A)	1,344	1,348
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2
2.260%, 05/15/12	768	770
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	1,127	1,131
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	995	1,044
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	770	801
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	750	751
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, Cl A4
5.640%, 09/06/13	486	492
AmeriCredit Automobile Receivables Trust, Ser 2005-DA, Cl A4
5.020%, 11/06/12	299	300
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	2,500	2,509
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	684	686
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	410	427
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	615	658

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	$845	$855
Bank of America Auto Trust, Ser 2009-1A
3.520%, 06/15/16 (A)	2,000	2,094
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	2,665	2,689
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	615	622
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	930	932
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	2,325	2,397
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	1,355	1,390
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	163	164
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	1,750	1,804
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	135	141
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	1,500	1,532
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.000%, 02/16/15	1,800	1,822
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	620	627
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	1,375	1,376
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	1,029	1,032
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4
4.980%, 11/08/11	275	275
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.910%, 07/15/13 (A)	1,930	1,930

1	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	$898	$900
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	950	960
Ford Credit Auto Owner Trust, Ser 2006-B, Cl A4
5.250%, 09/15/11	115	116
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A2
1.210%, 01/15/12	182	183
Ford Credit Auto Owner Trust, Ser 2006-B, Cl B
5.430%, 02/15/12	1,425	1,444
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	1,955	2,020
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	1,949	1,980
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	1,015	1,021
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.757%, 05/15/13 (B)	1,210	1,226
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	488	493
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A2
0.720%, 09/15/12	495	495
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.506%, 06/15/13 (B)	1,440	1,433
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.906%, 12/15/14 (A)(B)	3,795	3,871
Ford Credit Floorplan Master Owner Trust, Ser 2009-2
1.806%, 09/15/14 (B)	2,000	2,032
GE Dealer Floorplan Master Note Trust, Ser 2009-2A
1.806%, 10/20/14 (A)(B)	2,250	2,286
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	906	933
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	1,700	1,717

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	$2,089	$2,135
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	1,235	1,280
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	785	824
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	1,990	2,034
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	9	9
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	1,585	1,585
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2
1.500%, 08/15/11	52	52
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	1,360	1,375
Household Automotive Trust, Ser 2006-3
5.340%, 09/17/13	1,396	1,413
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	425	431
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	865	877
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	16	16
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	1,350	1,356
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A2
0.830%, 03/15/12	383	383
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	2,500	2,491
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	2,000	2,004
Nissan Auto Receivables Owner Trust, Ser 2006-B, Cl A3
4.460%, 04/16/12	716	724

2	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	$1,133	$1,166
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	1,570	1,576
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	1,080	1,081
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	945	951
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	1,495	1,498
USAA Auto Owner Trust, Ser 2008-1, Cl A3
4.160%, 04/16/12	34	34
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	120	125
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	1,180	1,190
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	2,185	2,295
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	455	459
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	2,631	2,653
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	2,296	2,299

		100,332

Credit Card — 3.3%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.256%, 03/16/15 (A)(B)	1,505	1,536
Capital One Multi-Asset Execution Trust, Ser 2007-A8
0.592%, 10/15/15 (B)	1,300	1,294
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	1,880	1,948
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.556%, 11/17/14 (B)	550	539

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	$1,835	$1,857
Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	1,200	1,225
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.556%, 12/15/14 (B)	2,085	2,115
Discover Card Master Trust, Ser 2008-A3, Cl A3
5.100%, 10/15/13	810	828
Discover Card Master Trust, Ser 2009-A2, Cl A
1.556%, 02/17/15 (B)	1,600	1,626
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	1,105	1,122

		14,090

Miscellaneous Business Services — 4.6%
ACAS Business Loan Trust, Ser 2005- 1A, Cl A1
0.538%, 07/25/19 (A)(B)	436	406
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.226%, 08/16/19 (A)(B)	710	302
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	2,460	2,540
Ally Master Owner Trust, Ser 2010-1, Cl A
2.006%, 01/15/15 (A)(B)	2,250	2,294
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.514%, 01/18/21 (A)(B)	1,126	1,019
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.806%, 08/22/16 (A)(B)	494	321
Colts Trust, Ser 2006-2A, Cl A
0.571%, 12/20/18 (A)(B)	989	939
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.446%, 06/25/36 (B)	367	318
Franklin CLO, Ser 2003-4A, Cl A
0.841%, 09/20/15 (A)(B)	165	161
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	1,320	1,323
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	2,140	2,158

3	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	$1,450	$1,488
Katonah CLO, Ser 2005-7A, Cl B
0.796%, 11/15/17 (A)(B)	1,200	873
Lambda Finance, Ser 2005-1A, Cl B3
0.746%, 11/15/29 (A)(B)	840	724
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.590%, 03/22/21 (A)(B)	1,000	760
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.456%, 12/25/35 (B)	336	322
Sierra Receivables Funding, Ser 2009-1A, Cl A1
9.790%, 12/22/25 (A)	118	120
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.256%, 09/20/19 (A)(B)	308	296
Sierra Receivables Funding, Ser 2009-2A, Cl NT
4.520%, 08/20/26 (A)	289	290
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.378%, 07/25/22 (B)	2,223	2,218
William Street Funding, Ser 2006-1, Cl A
0.518%, 01/23/12 (A)(B)	1,260	1,206

		20,078

Mortgage Related — 0.3%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.366%, 10/25/36 (B)	535	531
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.856%, 06/25/33 (B)	109	87
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	125
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.466%, 12/25/35 (B)	663	604

		1,347

Total Asset-Backed Securities (Cost $137,180) ($ Thousands)		135,847

CORPORATE OBLIGATIONS — 31.2%

Banks — 9.7%
ANZ National International
2.375%, 12/21/12 (A)	815	832
Bank of Montreal
2.125%, 06/28/13	1,200	1,241

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia
2.250%, 01/22/13	$1,065	$1,098
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	800	826
BB&T MTN
3.375%, 09/25/13	1,500	1,590
BNP Paribas MTN
2.125%, 12/21/12	1,300	1,331
Canadian Imperial Bank of Commerce
0.487%, 05/04/12	2,000	2,000
1.450%, 09/13/13	1,675	1,693
Citibank
0.289%, 07/12/11 (B)	680	681
1.500%, 07/12/11	2,165	2,184
1.250%, 09/22/11	1,250	1,261
Deutsche Bank
2.375%, 01/11/13	750	770
Groupe BPCE
2.375%, 10/04/13 (A)	1,200	1,210
HSBC
3.125%, 12/16/11	8,585	8,852
ING Bank
2.650%, 01/14/13 (A)	1,250	1,271
2.000%, 10/18/13 (A)	1,500	1,501
Intesa Sanpaolo
2.375%, 12/21/12	1,500	1,503
National Australia Bank
0.286%, 01/27/11 (A)(B)	790	790
Nordea Bank
1.750%, 10/04/13 (A)	1,500	1,508
PNC Funding
0.570%, 06/22/11 (B)	1,180	1,182
Royal Bank of Scotland PLC
3.400%, 08/23/13	2,000	2,075
Santander US Debt Unipersonal
0.689%, 10/21/11 (A)(B)	1,650	1,636
Wachovia
0.412%, 03/15/11 (B)	1,750	1,751
Wells Fargo
4.875%, 01/12/11	1,750	1,765
0.512%, 06/15/12 (B)	1,250	1,255

		41,806

Consumer Products — 1.1%
CVS Caremark
5.750%, 08/15/11	1,750	1,818
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,415
Procter & Gamble
1.350%, 08/26/11	1,250	1,261

4	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Staples
7.750%, 04/01/11	$350	$360

		4,854

Energy — 0.3%
BP Capital Markets PLC
5.250%, 11/07/13	1,250	1,367

Financial Services — 6.4%
American Honda Finance
2.375%, 03/18/13 (A)	590	605
Bank of America MTN
2.100%, 04/30/12	1,500	1,538
Caterpillar Financial Services MTN
1.900%, 12/17/12	835	855
Citigroup
2.125%, 04/30/12	150	154
5.300%, 10/17/12	1,750	1,865
Credit Suisse USA
5.250%, 03/02/11	1,500	1,524
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	1,265	1,301
General Electric Capital MTN
0.292%, 12/21/12 (B)	5,750	5,752
1.875%, 09/16/13	2,000	2,024
General Electric Capital
0.378%, 04/28/11 (B)	750	750
GMAC
2.200%, 12/19/12	600	622
0.291%, 12/19/12 (B)	1,750	1,751
HSBC Finance
5.250%, 01/14/11	2,000	2,017
John Deere Capital MTN
1.875%, 06/17/13	1,000	1,027
Kimco Realty
6.000%, 11/30/12	1,750	1,895
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	481	482
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	290	299
Societe Generale
2.200%, 09/14/13 (A)	1,250	1,267
Toyota Motor Credit MTN
1.375%, 08/12/13	2,000	2,029

		27,757

Food, Beverage & Tobacco — 1.7%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	1,250	1,299
1.019%, 03/26/13 (A)(B)	750	756
Dr Pepper Snapple Group
1.700%, 12/21/11	1,000	1,007

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Mills
5.250%, 08/15/13	$1,850	$2,067
Kraft Foods
2.625%, 05/08/13	740	769
PepsiCo
0.319%, 07/15/11 (B)	1,250	1,250

		7,148

Health Care — 1.5%
AmerisourceBergen
5.625%, 09/15/12	2,500	2,695
GlaxoSmithKline Capital
4.850%, 05/15/13	850	936
Merck
1.875%, 06/30/11	1,010	1,021
Novartis Capital
1.900%, 04/24/13	745	767
Pfizer
4.450%, 03/15/12	1,000	1,052

		6,471

Industrials — 0.3%
Boeing
1.875%, 11/20/12	725	742
Textron
6.500%, 06/01/12	500	531

		1,273

Information Technology — 0.8%
Dell
3.375%, 06/15/12	350	364
eBay
0.875%, 10/15/13	691	692
Hewlett-Packard
1.354%, 05/27/11 (B)	585	589
Oracle
5.000%, 01/15/11	2,000	2,019

		3,664

Insurance — 2.2%
MBIA Insurance
14.000%, 01/15/33 (A)(B)	500	300
MetLife Institutional Funding II
0.689%, 03/27/12 (A)(B)	1,995	1,994
Metropolitan Life Global Funding I
2.193%, 06/10/11 (A)(B)	965	976
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	1,000	1,089
Monumental Global Funding II MTN
5.650%, 07/14/11 (A)	1,145	1,171
Monumental Global Funding III
0.489%, 01/15/14 (A)(B)	900	863
New York Life Global Funding
0.417%, 06/16/11 (A)(B)	1,250	1,251

5	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Principal Life Income Funding Trusts
0.536%, 11/15/10 (B)	$750	$750
Prudential Financial MTN
2.750%, 01/14/13	1,250	1,281

		9,675

Investment Banker/Broker Dealer — 4.1%
BlackRock
2.250%, 12/10/12	1,000	1,028
Goldman Sachs Group
5.000%, 01/15/11	1,500	1,513
1.625%, 07/15/11	1,600	1,615
3.250%, 06/15/12	2,500	2,615
JPMorgan Chase
4.600%, 01/17/11	1,250	1,261
3.125%, 12/01/11	1,250	1,287
0.539%, 12/26/12 (B)	375	377
Morgan Stanley, Ser G MTN
0.589%, 01/09/14 (B)	600	571
Morgan Stanley
5.050%, 01/21/11	2,000	2,020
2.000%, 09/22/11	2,200	2,234
0.691%, 02/10/12 (B)	1,200	1,205
UBS MTN
1.439%, 02/23/12 (B)	1,055	1,063
2.750%, 01/08/13	1,000	1,018

		17,807

Materials — 0.2%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	895	910

Media — 0.4%
NBC Universal
2.100%, 04/01/14 (A)	1,750	1,771

Security And Commodity Brokers — 0.3%
Genworth Global Funding Trusts,
Ser 2007-B
0.516%, 05/15/12 (B)	1,200	1,161

Sovereign — 0.5%
Province of Ontario Canada
0.789%, 05/22/12 (B)	1,060	1,063
Republic of Austria MTN
2.000%, 11/15/12 (A)	1,115	1,144

		2,207

Telephones & Telecommunication — 1.0%
Cellco Partnership
2.945%, 05/20/11 (B)	795	806
3.750%, 05/20/11	1,250	1,272
5.250%, 02/01/12	785	830

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Telefonica Emisiones SAU
2.582%, 04/26/13	$1,250	$1,283

		4,191

Utilities — 0.7%
Allegheny Energy Supply LLC
8.250%, 04/15/12 (A)	1,301	1,406
Southern
0.689%, 10/21/11 (B)	1,500	1,506

		2,912

Total Corporate Obligations (Cost $133,777) ($ Thousands)		134,974

MORTGAGE-BACKED SECURITIES — 24.6%

Agency Mortgage-Backed Obligations — 11.1%
FHLMC
2.573%, 02/01/22 (B)	852	893
2.507%, 02/01/30 (B)	558	582
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	139	146
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	397	402
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	308	314
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	1,188	1,230
FHLMC REMIC, Ser 2005-2921, Cl NV
4.500%, 01/15/29	171	175
FNMA
6.000%, 02/01/23 to 01/01/27	2,753	2,996
5.890%, 10/01/11	441	452
5.622%, 12/01/11	1,567	1,620
5.000%, 01/01/19 to 03/01/25	20,426	21,856
4.500%, 06/01/18 to 04/01/25	8,250	8,768
4.000%, 10/01/20	1,461	1,546
2.704%, 11/01/23 (B)	303	318
2.602%, 09/01/24 (B)	448	463
2.590%, 01/01/29 (B)	63	66
2.576%, 09/01/24 (B)	162	166
2.509%, 11/01/25 (B)	73	76
2.307%, 05/01/28 (B)	526	543
1.619%, 11/01/21 (B)	105	106
FNMA TBA
5.500%, 11/01/20	2,650	2,871
FNMA REMIC, Ser 1993-220, Cl FA
0.881%, 11/25/13 (B)	58	58
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	139	151
FNMA REMIC, Ser 2001-33, Cl FA
0.706%, 07/25/31 (B)	175	176
FNMA REMIC, Ser 2002-64, Cl FG
0.506%, 10/18/32 (B)	105	105

6	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	$1,225	$1,293
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	300	300

		47,672

Non-Agency Mortgage-Backed Obligations — 13.5%
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.655%, 05/17/60 (A)(B)	1,647	1,648
Asset Securitization, Ser 1996-MD6, Cl A7
8.631%, 11/13/29 (B)	715	753
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.766%, 08/15/29 (A)(B)	408	375
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
3.180%, 02/25/35 (B)	953	840
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.942%, 07/25/35 (B)	1,610	1,450
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
3.179%, 09/25/35 (B)	522	447
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.004%, 11/25/35 (B)	192	164
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.274%, 02/25/36 (B)	432	287
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.815%, 06/25/35 (B)	597	489
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.868%, 08/25/35 (B)	933	704
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	1,240	1,253
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	1,344	1,376
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl A2
5.613%, 06/13/50	891	939
Bear Stearns Commercial Mortgage Securities, Ser T26, Cl A2
5.330%, 01/12/45	710	734
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.987%, 09/25/34 (B)	305	287

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.449%, 03/25/36 (B)	$783	$621
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)(B)	755	788
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	791	778
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.796%, 02/25/35 (B)	100	83
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.526%, 03/25/35 (B)	170	130
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
4.993%, 02/20/36 (B)	768	511
CS First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	500	501
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
0.839%, 10/19/16 (A)(B)	334	151
Global Tower Partners Acquisition Partners LLC, Ser 2007-1A
0.456%, 05/15/37 (A)(B)	1,750	1,707
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
6.465%, 04/15/34	460	463
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	625	638
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
4.841%, 11/19/35 (B)	834	717
GS Mortgage Securities II, Ser 2007- EOP, Cl A1
0.347%, 03/06/20 (A)(B)	1,531	1,487
GS Mortgage Securities II, Ser GG10, Cl A2
5.778%, 08/10/45 (B)	1,850	1,917
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
2.899%, 07/25/35 (B)	1,095	784
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
4.923%, 01/25/36 (B)	1,380	1,089
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
5.654%, 05/25/47 (B)	1,105	831
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.016%, 01/25/35 (B)	276	226

7	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Impac CMB Trust, Ser 2005-2, Cl 1A1
0.516%, 04/25/35 (B)	$297	$224
Impac CMB Trust, Ser 2005-3, Cl A1
0.496%, 08/25/35 (B)	273	184
Impac CMB Trust, Ser 2005-5, Cl A1
0.576%, 08/25/35 (B)	218	164
Impac CMB Trust, Ser 2005-8, Cl 1A
0.516%, 02/25/36 (B)	713	486
JP Morgan Mortgage Trust, Ser 2005- A6, Cl 7A1
3.106%, 08/25/35 (B)	662	573
JP Morgan Mortgage Trust, Ser 2007- A3, Cl 1A1
5.373%, 05/25/37 (B)	928	742
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	887	934
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	1,500	1,581
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.510%, 12/15/29	245	251
Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	1,500	1,615
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.799%, 02/25/35 (B)	1,730	1,643
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.526%, 04/25/35 (B)	312	225
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.397%, 06/25/37 (B)	1,157	856
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.536%, 01/25/30 (B)	89	81
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.486%, 03/25/30 (B)	115	99
Morgan Stanley Capital I, Ser 2004- T13, Cl A4
4.660%, 09/13/45	2,200	2,364
Morgan Stanley Capital I, Ser HQ9, Cl A2
5.618%, 07/12/44	725	745
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	450	452
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	998	1,022

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser IQ2, Cl A4
5.740%, 12/15/35	$325	$340
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.516%, 05/25/35 (B)	224	180
MortgageIT Trust, Ser 2005-3, Cl A1
0.556%, 08/25/35 (B)	770	577
MortgageIT Trust, Ser 2005-4, Cl A1
0.536%, 10/25/35 (B)	1,020	706
MortgageIT Trust, Ser 2005-5, Cl A1
0.516%, 12/25/35 (B)	959	693
Paragon Mortgages PLC, Ser 2006- 12A, Cl A2C
0.486%, 11/15/38 (A)(B)	323	263
Paragon Mortgages PLC, Ser 2007- 15A, Cl A2C
0.402%, 12/15/39 (A)(B)	766	648
Permanent Master Issuer PLC, Ser 2010-1A
1.439%, 07/15/42 (A)(B)	960	956
PNC Mortgage Acceptance, Ser 2001- C1, Cl A2
6.360%, 03/12/34	773	780
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	708	642
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
4.934%, 11/25/35 (B)	550	414
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.703%, 07/27/37 (B)	996	715
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.526%, 01/20/35 (B)	113	93
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.486%, 02/20/35 (B)	110	97
Silverstone Master Issuer PLC, Ser 2010-1A, Cl A1
1.684%, 01/21/55 (A)(B)	1,680	1,681
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4
5.762%, 08/15/39 (B)	2,250	2,396
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.200%, 03/25/37 (B)	1,173	962
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.896%, 01/25/35 (B)	656	629
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.866%, 02/25/35 (B)	568	528

8	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.915%, 10/25/35 (B)	$1,413	$1,299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.892%, 10/25/35 (B)	873	802
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.953%, 04/25/35 (B)	462	444
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.481%, 07/25/36 (B)	1,200	847
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	851	709
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.462%, 04/25/36 (B)	820	689
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
4.917%, 03/25/36 (B)	999	899

		58,398

Total Mortgage-Backed Securities (Cost $111,987) ($ Thousands)		106,070

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.7%
FHLB
3.125%, 06/10/11	8,900	9,040
0.760%, 07/19/11	21,645	21,721
1.625%, 07/27/11	3,295	3,328
1.125%, 05/18/12	1,000	1,012
FHLB, Ser 1768
0.750%, 07/08/11	3,000	3,010
FHLMC
5.250%, 07/18/11	3,500	3,625
1.625%, 04/15/13	4,500	4,619

Total U.S. Government Agency Obligations (Cost $46,217) ($ Thousands)		46,355

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATION — 3.5%
U.S. Treasury Note
1.000%, 09/30/11	$15,000	$15,103

Total U.S. Treasury Obligation (Cost $15,093) ($ Thousands)		15,103

MUNICIPAL BONDS — 1.6%

California — 0.5%
Alameda County, Ser B, RB
3.149%, 12/01/11 (C)	1,500	1,457
San Francisco City & County, Airports Commission, Ser E, RB
1.150%, 05/01/11	700	701

		2,158

Louisiana — 0.5%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	1,955	1,963

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.292%, 06/15/13 (B)	1,000	1,002

Virginia — 0.4%
Louisa, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (C)	1,500	1,500

Total Municipal Bonds (Cost $6,606) ($ Thousands)		6,623

Total Investments — 103.0% (Cost $450,860) ($ Thousands) †		$444,972

Futures - A summary of the open futures contracts held by the Fund at October 31, 2010, is as follows:

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(167)	Dec-2010	$(93)
U.S. 2-Year Treasury Note	(68)	Dec-2010	(34)
U.S. 5-Year Treasury Note	176	Dec-2010	185
U.S. Long Treasury Bond	10	Dec-2010	(27)

			$31

*	Counterparty: Goldman Sachs

9	SEI Daily Income Trust / Quarterly Report / October 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Bond Fund

October 31, 2010

For the period ended October 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $432,177($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	The rate reported is the effective yield at time of purchase.

ABS — Asset-Based Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCAU — National Credit Union Association

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond Ser — Series

TBA — To Be Announced

†	At October 31, 2010, the tax basis cost of the Fund’s Investments was $450,860 ($ Thousands), and the unrealized appreciation and depreciation were $2,983 ($ Thousands) and ($8,871) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$135,847	$—	$135,847
Corporate Obligations	—	134,974	—	134,974
Mortgage-Backed Securities	—	106,070	—	106,070
U.S. Government Agency Obligations	—	46,355	—	46,355
U.S. Treasury Obligation	—	15,103	—	15,103
Municipal Bonds	—	6,623	—	6,623

Total	$—	$444,972	$—	$444,972

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$31	$—	$—	$31

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2010, there were no Level 3 securities

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

10	SEI Daily Income Trust / Quarterly Report / October 31, 2010

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 28, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: December 28, 2010